Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Reconciliation between Actual Tax Charge and Amount Calculated based on Statutory Income Tax Rate

The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss from operations in the PRC	(85,788)	(233,382)	(263,291)
Loss from overseas entities	(693,437)	(1,071,745)	(531,727)
Loss before income tax	(779,225)	(1,305,127)	(795,018)
Tax expense at PRC enterprise income tax rate of 25%	(194,806)	(326,282)	(198,755)
Expenses not deductible for income tax purpose	3,185	13,663	17,849
Super deduction of research and development expenses (i)	(13,341)	(35,523)	(42,980)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	40,865	114,121	172,349
Effect of income tax in jurisdictions other than the PRC	164,097	235,718	53,574
Income tax expense	—	1,697	2,037

(i)
According to policies promulgated by the State Tax Bureau of the PRC, certain of the Company's subsidiaries are entitled to tax incentives for research and development expenses at 175% of tax-deductible research and development expenses in 2020, 2021 and 2022.